JPMorgan SMID Cap Equity Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.7%
Aerospace & Defense — 0.7%
Karman Holdings, Inc. *	25	823
Loar Holdings, Inc. *	25	1,788
		2,611
Automobile Components — 0.6%
Gentex Corp.	103	2,392
Banks — 6.6%
Commerce Bancshares, Inc.	52	3,208
Cullen/Frost Bankers, Inc.	30	3,794
First Horizon Corp.	268	5,205
First Interstate BancSystem, Inc., Class A	94	2,690
ServisFirst Bancshares, Inc.	23	1,925
Wintrust Financial Corp.	40	4,544
WSFS Financial Corp.	68	3,525
		24,891
Building Products — 6.6%
AAON, Inc.	41	3,180
AZEK Co., Inc. (The) *	50	2,444
Fortune Brands Innovations, Inc.	63	3,860
Hayward Holdings, Inc. *	386	5,376
Janus International Group, Inc. *	346	2,489
Lennox International, Inc.	6	3,471
Simpson Manufacturing Co., Inc.	26	4,120
		24,940
Capital Markets — 8.2%
Cboe Global Markets, Inc.	16	3,617
Evercore, Inc., Class A	23	4,606
FactSet Research Systems, Inc.	7	3,296
LPL Financial Holdings, Inc.	12	3,733
MarketAxess Holdings, Inc.	19	4,119
Moelis & Co., Class A	51	2,948
Morningstar, Inc.	13	3,984
StepStone Group, Inc., Class A	90	4,718
		31,021
Chemicals — 2.7%
Axalta Coating Systems Ltd. *	123	4,064
Perimeter Solutions, Inc. *	271	2,731
Quaker Chemical Corp.	27	3,323
		10,118
Commercial Services & Supplies — 4.9%
Driven Brands Holdings, Inc. *	185	3,175
MSA Safety, Inc.	48	7,000
RB Global, Inc. (Canada)	39	3,893
Waste Connections, Inc.	23	4,553
		18,621

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Construction & Engineering — 1.9%
WillScot Holdings Corp.	258	7,160
Construction Materials — 1.4%
Eagle Materials, Inc.	25	5,469
Consumer Staples Distribution & Retail — 3.3%
BJ's Wholesale Club Holdings, Inc. *	26	2,995
Casey's General Stores, Inc.	7	3,205
Performance Food Group Co. *	83	6,499
		12,699
Containers & Packaging — 0.7%
AptarGroup, Inc.	19	2,767
Distributors — 2.0%
LKQ Corp.	91	3,851
Pool Corp.	11	3,637
		7,488
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc. *	37	4,683
Electrical Equipment — 0.5%
nVent Electric plc	37	1,931
Electronic Equipment, Instruments & Components — 0.9%
Cognex Corp.	39	1,146
Novanta, Inc. *	17	2,195
		3,341
Energy Equipment & Services — 1.6%
Cactus, Inc., Class A	79	3,617
Flowco Holdings, Inc., Class A *	89	2,296
		5,913
Financial Services — 1.8%
Jack Henry & Associates, Inc.	19	3,450
WEX, Inc. *	22	3,479
		6,929
Food Products — 1.4%
Lamb Weston Holdings, Inc.	41	2,158
Utz Brands, Inc.	233	3,281
		5,439
Gas Utilities — 1.1%
Atmos Energy Corp.	27	4,185
Ground Transportation — 2.1%
Landstar System, Inc.	25	3,746
Saia, Inc. *	12	4,143
		7,889
Health Care Equipment & Supplies — 3.7%
Envista Holdings Corp. *	241	4,165

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
ICU Medical, Inc. *	25	3,414
QuidelOrtho Corp. *	62	2,171
STERIS plc	18	4,165
		13,915
Health Care Providers & Services — 4.8%
Chemed Corp.	6	3,920
Concentra Group Holdings Parent, Inc.	114	2,468
Encompass Health Corp.	44	4,483
HealthEquity, Inc. *	32	2,793
Molina Healthcare, Inc. *	14	4,715
		18,379
Hotel & Resort REITs — 1.1%
Ryman Hospitality Properties, Inc.	46	4,184
Hotels, Restaurants & Leisure — 5.0%
Domino's Pizza, Inc.	8	3,889
Planet Fitness, Inc., Class A *	47	4,585
Vail Resorts, Inc.	20	3,160
Wendy's Co. (The)	218	3,184
Wyndham Hotels & Resorts, Inc.	45	4,033
		18,851
Industrial REITs — 0.8%
EastGroup Properties, Inc.	17	3,078
Insurance — 3.2%
Brown & Brown, Inc.	29	3,591
Kinsale Capital Group, Inc.	10	4,911
RLI Corp.	47	3,781
		12,283
Leisure Products — 1.0%
Brunswick Corp.	73	3,958
Life Sciences Tools & Services — 1.2%
Medpace Holdings, Inc. *	7	2,317
West Pharmaceutical Services, Inc.	11	2,381
		4,698
Machinery — 5.6%
Hillman Solutions Corp. *	352	3,090
IDEX Corp.	22	3,995
Lincoln Electric Holdings, Inc.	20	3,830
Nordson Corp.	20	4,040
RBC Bearings, Inc. *	11	3,629
Toro Co. (The)	40	2,875
		21,459
Metals & Mining — 1.0%
Reliance, Inc.	13	3,704

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 2.1%
DT Midstream, Inc.	30	2,918
SM Energy Co.	165	4,946
		7,864
Professional Services — 4.1%
First Advantage Corp. *	183	2,580
Paylocity Holding Corp. *	26	4,977
SS&C Technologies Holdings, Inc.	42	3,478
TransUnion	57	4,715
		15,750
Real Estate Management & Development — 1.4%
Cushman & Wakefield plc *	524	5,356
Residential REITs — 0.9%
Mid-America Apartment Communities, Inc.	21	3,450
Retail REITs — 0.7%
NNN REIT, Inc.	60	2,552
Semiconductors & Semiconductor Equipment — 3.8%
Allegro MicroSystems, Inc. (Japan) *	117	2,953
Entegris, Inc.	65	5,656
MACOM Technology Solutions Holdings, Inc. *	24	2,417
Power Integrations, Inc.	64	3,223
		14,249
Software — 3.8%
Clearwater Analytics Holdings, Inc., Class A *	89	2,384
Guidewire Software, Inc. *	15	2,827
Manhattan Associates, Inc. *	14	2,410
nCino, Inc. * (a)	68	1,865
Qualys, Inc. *	18	2,295
Tyler Technologies, Inc. *	4	2,549
		14,330
Specialized REITs — 0.9%
CubeSmart	79	3,356
Specialty Retail — 1.9%
Burlington Stores, Inc. *	15	3,522
Dick's Sporting Goods, Inc.	8	1,707
Five Below, Inc. *	25	1,876
		7,105
Trading Companies & Distributors — 1.5%
Core & Main, Inc., Class A *	121	5,843
Total Common Stocks (Cost $323,804)		374,851

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.6%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (b) (c) (Cost $4,417)	4,416	4,417
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c) (Cost $1,602)	1,602	1,602
Total Short-Term Investments (Cost $6,019)		6,019
Total Investments — 100.3% (Cost $329,823)		380,870
Liabilities in Excess of Other Assets — (0.3)%		(991)
NET ASSETS — 100.0%		379,879

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2025. The total value of securities on loan at March 31, 2025 is $1,467.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2025.

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$380,870	$—	$—	$380,870

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$12,501	$89,066	$97,154	$4	$— (c)	$4,417	4,416	$359	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	—	13,101	11,499	—	—	1,602	1,602	9	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	—	7,430	7,430	—	—	—	—	3	—
Total	$12,501	$109,597	$116,083	$4	$— (c)	$6,019		$371	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.
(c)	Amount rounds to less than one thousand.